UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884
                                                     ---------

                  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON            MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--148.8%
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA--115.0%
$          25,000       Alexandria IDA (Alexandria Hospital) 1               5.500   %        07/01/2014    $      25,038
--------------------------------------------------------------------------------------------------------------------------
           10,000       Alexandria IDA Educational Facilities
                        (Episcopal High School) 1                            5.250            01/01/2010           10,111
--------------------------------------------------------------------------------------------------------------------------
          110,000       Alexandria IDA Pollution Control
                        (Potomac Electric Power Company) 1                   5.375            02/15/2024          110,090
--------------------------------------------------------------------------------------------------------------------------
          195,000       Alexandria IDA Pollution Control
                        (Potomac Electric Power Company) 1                   5.375            02/15/2024          195,248
--------------------------------------------------------------------------------------------------------------------------
          115,000       Alexandria Redevel. & Hsg. Authority
                        (Buckingham Village Apartments) 1                    5.500            01/01/2029          116,802
--------------------------------------------------------------------------------------------------------------------------
           30,000       Alexandria Redevel. & Hsg. Authority
                        (Pershing Drive Associates) 1                        5.450            07/01/2018           30,463
--------------------------------------------------------------------------------------------------------------------------
          180,000       Bedford County IDA (Georgia-Pacific Corp.) 1         5.600            12/01/2025          181,741
--------------------------------------------------------------------------------------------------------------------------
           25,000       Bedford County IDA (Georgia-Pacific Corp.) 1         6.550            12/01/2025           26,028
--------------------------------------------------------------------------------------------------------------------------
          265,000       Buena Vista Public Recreational Facilities
                        Authority (Golf Course) 1                            5.500            07/15/2035          282,363
--------------------------------------------------------------------------------------------------------------------------
          200,000       Celebrate South Community Devel. Authority
                        Special Assessment 1                                 6.250            03/01/2037          207,248
--------------------------------------------------------------------------------------------------------------------------
           25,000       Chesapeake Airport Authority 1                       5.300            08/01/2019           25,547
--------------------------------------------------------------------------------------------------------------------------
           70,000       Danville IDA Educational Facilities
                        (Averett University) 1                               6.000            03/15/2016           73,179
--------------------------------------------------------------------------------------------------------------------------
           20,000       Fairfax County Redevel. & Hsg. Authority
                        (Paul Spring Retirement Center) 1                    6.000            12/15/2028           20,664
--------------------------------------------------------------------------------------------------------------------------
          655,000       Fairfax County Water Authority 1                     6.000            04/01/2022          671,755
--------------------------------------------------------------------------------------------------------------------------
          250,000       Farms New Kent Community Devel. Authority
                        Special Assessment 1                                 5.800            03/01/2036          251,725
--------------------------------------------------------------------------------------------------------------------------
           45,000       Giles County IDA (Hoechst Celanese Corp.) 1          5.950            12/01/2025           45,221
--------------------------------------------------------------------------------------------------------------------------
           50,000       Giles County IDA (Hoechst Celanese Corp.) 1          6.450            05/01/2026           50,744
--------------------------------------------------------------------------------------------------------------------------
          200,000       Giles County IDA (Hoechst Celanese Corp.) 1          6.625            12/01/2022          200,634
--------------------------------------------------------------------------------------------------------------------------
           45,000       Goochland County IDA (Georgia-Pacific Corp.) 1       5.650            12/01/2025           45,533
--------------------------------------------------------------------------------------------------------------------------
          275,000       Hampton Redevel. & Hsg. Authority
                        (Olde Hampton) 1                                     6.500            07/01/2016          269,874
--------------------------------------------------------------------------------------------------------------------------
          100,000       Harrisonburg IDA (Rockingham Memorial Hospital)      5.000            08/15/2046          105,265
--------------------------------------------------------------------------------------------------------------------------
           75,000       Henrico County IDA (Governmental) 1                  5.600            06/01/2016           76,609
--------------------------------------------------------------------------------------------------------------------------
          100,000       Henrico County IDA (Governmental) 1                  5.600            06/01/2017          102,145
--------------------------------------------------------------------------------------------------------------------------
            5,000       Isle Wight County IDA Solid Waste Disposal
                        (International Paper Company) 1                      6.100            05/01/2027            5,123
--------------------------------------------------------------------------------------------------------------------------
          100,000       James City County IDA (Anheuser-Busch
                        Companies) 1                                         6.000            04/01/2032          101,503
--------------------------------------------------------------------------------------------------------------------------
           40,000       Lexington IDA Hospital Facility (Stonewall
                        Jackson Hospital) 1                                  5.750            07/01/2007           40,041
--------------------------------------------------------------------------------------------------------------------------
           35,000       Loudoun County IDA (Dulles Airport
                        Marriott Hotel) 1                                    7.125            09/01/2015           35,508
--------------------------------------------------------------------------------------------------------------------------
          380,000       Loudoun County IDA (George Washington
                        University) 1                                        6.250            05/15/2022          388,596
--------------------------------------------------------------------------------------------------------------------------
          135,000       Louisa IDA Pollution Control (Virginia
                        Electric & Power Company) 1                          5.450            01/01/2024          135,782
--------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON            MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
$          30,000       Lynchburg Redevel. & Hsg. Authority                  6.200   %        07/20/2027    $      30,604
                        (Waldon Pond III) 1
--------------------------------------------------------------------------------------------------------------------------
           10,000       Manassas GO, Series B 1                              6.000            05/01/2014           10,214
--------------------------------------------------------------------------------------------------------------------------
          100,000       New Port CDA 1                                       5.600            09/01/2036          103,047
--------------------------------------------------------------------------------------------------------------------------
          300,000       Norfolk EDA, Series A 1                              6.000            11/01/2036          305,292
--------------------------------------------------------------------------------------------------------------------------
           20,000       Norfolk IDA (Comfort Inn-Naval Station) 1            7.000            12/01/2016           19,998
--------------------------------------------------------------------------------------------------------------------------
          115,000       Norfolk Redevel. & Hsg. Authority
                        (First Mtg.-Retirement Community) 1                  6.125            01/01/2035          121,524
--------------------------------------------------------------------------------------------------------------------------
          315,000       Norfolk Water 1                                      5.375            11/01/2023          315,400
--------------------------------------------------------------------------------------------------------------------------
          105,000       Norfolk Water 1                                      5.900            11/01/2025          106,229
--------------------------------------------------------------------------------------------------------------------------
          250,000       Norton IDA (Norton Community Hospital) 1             6.000            12/01/2022          269,135
--------------------------------------------------------------------------------------------------------------------------
           75,000       Peninsula Ports Authority Health Care Facilities
                        (Bon Secours Health Systems) 1                       5.250            08/15/2023           77,092
--------------------------------------------------------------------------------------------------------------------------
          400,000       Pittsylvania County IDA (Multitrade of
                        Pittsylvania) 1                                      7.450            01/01/2009          406,044
--------------------------------------------------------------------------------------------------------------------------
          150,000       Pittsylvania County IDA (Multitrade of
                        Pittsylvania) 1                                      7.500            01/01/2014          152,300
--------------------------------------------------------------------------------------------------------------------------
          900,000       Pittsylvania County IDA (Multitrade of
                        Pittsylvania) 1                                      7.550            01/01/2019          913,302
--------------------------------------------------------------------------------------------------------------------------
           35,000       Portsmouth Redevel. & Hsg. Authority
                        (Chowan Apartments) 1                                5.850            12/20/2030           35,942
--------------------------------------------------------------------------------------------------------------------------
           75,000       Prince William County IDA (Melrose Apartments) 1     5.400            01/01/2029           77,441
--------------------------------------------------------------------------------------------------------------------------
           85,000       Prince William County IDA (Potomac Place
                        Associates) 1                                        6.250            12/20/2027           88,089
--------------------------------------------------------------------------------------------------------------------------
           95,000       Prince William County IDA (Prince William
                        Hospital) 1                                          5.250            04/01/2019           95,072
--------------------------------------------------------------------------------------------------------------------------
            5,000       Prince William County IDA (Westminster
                        Presbyterian Retirement Community) 1                 6.625            01/01/2026            5,101
--------------------------------------------------------------------------------------------------------------------------
           45,000       Richmond IDA (Virginia Commonwealth
                        University Real Estate Foundation) 1                 5.550            01/01/2031           48,033
--------------------------------------------------------------------------------------------------------------------------
           55,000       Richmond Redevel. & Hsg. Authority
                        (Tobacco Row) 1                                      7.400            11/20/2031           55,095
--------------------------------------------------------------------------------------------------------------------------
           90,000       Southampton County IDA Medical Facilities Mtg. 1     5.625            01/15/2022           92,581
--------------------------------------------------------------------------------------------------------------------------
           15,000       Southside Regional Jail Authority 1                  5.250            06/01/2024           15,359
--------------------------------------------------------------------------------------------------------------------------
           35,000       Stafford County COP 1                                5.000            11/01/2009           35,037
--------------------------------------------------------------------------------------------------------------------------
          100,000       Stafford County EDA Hospital Facilities
                        (MediCorp Health System)                             5.250            06/15/2037          106,049
--------------------------------------------------------------------------------------------------------------------------
          325,000       Suffolk IDA (Lake Prince Center) 1                   5.300            09/01/2031          333,587
--------------------------------------------------------------------------------------------------------------------------
          200,000       VA College Building Authority Educational
                        Facilities (Regent University) 1                     5.000            06/01/2036          206,750
--------------------------------------------------------------------------------------------------------------------------
          250,000       VA Gateway Community Devel. Authority 1              6.375            03/01/2030          272,985
--------------------------------------------------------------------------------------------------------------------------
           65,000       VA Hsg. Devel. Authority (Multifamily) 1             5.450            05/01/2012           66,960
--------------------------------------------------------------------------------------------------------------------------
           10,000       VA Hsg. Devel. Authority (Multifamily) 1             5.500            05/01/2013           10,303
--------------------------------------------------------------------------------------------------------------------------
           15,000       VA Hsg. Devel. Authority (Multifamily) 1             5.750            11/01/2009           15,168
--------------------------------------------------------------------------------------------------------------------------
           15,000       VA Hsg. Devel. Authority (Multifamily) 1             5.800            11/01/2009           15,314
--------------------------------------------------------------------------------------------------------------------------
           10,000       VA Hsg. Devel. Authority (Multifamily) 1             5.950            05/01/2009           10,111
--------------------------------------------------------------------------------------------------------------------------
           15,000       VA Hsg. Devel. Authority (Multifamily) 1             6.050            11/01/2017           15,315
--------------------------------------------------------------------------------------------------------------------------
           20,000       VA Hsg. Devel. Authority (Multifamily) 1             6.300            05/01/2017           20,402
--------------------------------------------------------------------------------------------------------------------------
           20,000       VA Hsg. Devel. Authority (Rental Hsg.) 1             5.625            10/01/2020           20,764
--------------------------------------------------------------------------------------------------------------------------
           45,000       VA Hsg. Devel. Authority, Series B 1                 5.500            03/01/2021           46,735
--------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON             MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
 $         35,000       VA Hsg. Devel. Authority, Series B 1                 5.950   %        05/01/2016    $      35,781
--------------------------------------------------------------------------------------------------------------------------
           50,000       VA Hsg. Devel. Authority, Series E 1                 5.700            05/01/2011           50,556
--------------------------------------------------------------------------------------------------------------------------
           20,000       VA Hsg. Devel. Authority, Series H 1                 5.625            11/01/2022           20,581
--------------------------------------------------------------------------------------------------------------------------
          155,000       VA Hsg. Devel. Authority, Series J 1                 6.250            05/01/2015          158,238
--------------------------------------------------------------------------------------------------------------------------
          105,000       VA Hsg. Devel. Authority, Series L 1                 5.950            11/01/2009          106,159
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       VA Port Authority 2                                  5.000            07/01/2036        1,041,370
--------------------------------------------------------------------------------------------------------------------------
           55,000       VA Port Authority 1                                  5.500            07/01/2024           55,982
--------------------------------------------------------------------------------------------------------------------------
          150,000       VA Tobacco Settlement Authority (TASC) 1             5.500            06/01/2026          159,786
--------------------------------------------------------------------------------------------------------------------------
          100,000       VA Tobacco Settlement Authority (TASC) 1             5.625            06/01/2037          107,094
--------------------------------------------------------------------------------------------------------------------------
           45,000       Virginia Beach Devel. Authority Residential &
                        Health Care Facility (Our Lady of Perpetual
                        Help Health Center) 1                                6.150            07/01/2027           46,252
--------------------------------------------------------------------------------------------------------------------------
           25,000       West Point IDA Solid Waste (Chesapeake Corp.) 1      6.250            03/01/2019           25,004
--------------------------------------------------------------------------------------------------------------------------
           20,000       West Point IDA Solid Waste (Chesapeake Corp.) 1      6.375            03/01/2019           20,178
                                                                                                            --------------
                                                                                                               10,175,935

U.S. POSSESSIONS--33.8%
          100,000       Puerto Rico Aqueduct & Sewer Authority 1             5.000            07/01/2019          102,035
--------------------------------------------------------------------------------------------------------------------------
       25,800,000       Puerto Rico Children's Trust Fund (TASC)             6.417 3          05/15/2050        1,780,974
--------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Electric Power Authority, Series NN 1    5.125            07/01/2029           52,537
--------------------------------------------------------------------------------------------------------------------------
          250,000       Puerto Rico HFC, Series B                            5.300            12/01/2028          259,178
--------------------------------------------------------------------------------------------------------------------------
          150,000       Puerto Rico Highway & Transportation Authority       5.000            07/01/2036          157,466
--------------------------------------------------------------------------------------------------------------------------
          420,000       Puerto Rico Port Authority (American
                        Airlines), Series A 1                                6.250            06/01/2026          426,304
--------------------------------------------------------------------------------------------------------------------------
          215,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023          215,811
                                                                                                            --------------
                                                                                                                2,994,305
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $12,939,991)-148.8%                                                          13,170,240
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(48.8)                                                                   (4,316,954)
                                                                                                            --------------
NET ASSETS-100.0%                                                                                           $   8,853,286
                                                                                                            ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security.The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA              Communities Devel. Authority
COP              Certificates of Participation
EDA              Economic Devel. Authority
GO               General Obligation
HFC              Housing Finance Corp.
IDA              Industrial Devel. Agency
ROLs             Residual Option Longs
TASC             Tobacco Settlement Asset-Backed Bonds


                3 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                        $   2,047,854          15.6%
Electric Utilities                                     1,524,183          11.6
Water Utilities                                        1,195,419           9.1
Marine/Aviation Facilities                             1,122,899           8.5
Multifamily Housing                                    1,016,883           7.7
Hospital/Health Care                                     861,626           6.5
Special Assessment                                       835,005           6.3
Higher Education                                         716,558           5.4
Airlines                                                 642,115           4.9
Hotels, Restaurants & Leisure                            630,672           4.8
Adult Living Facilities                                  455,111           3.5
Pollution Control                                        441,120           3.4
Manufacturing, Non-Durable Goods                         398,102           3.0
Paper, Containers & Packaging                            298,484           2.3
Single Family Housing                                    289,782           2.2
Sports Facility Revenue                                  282,363           2.1
Municipal Leases                                         213,791           1.6
Highways/Railways                                        157,466           1.2
Not-for-Profit Organization                               15,359           0.1
General Obligation                                        10,214           0.1
Education                                                 10,111           0.1
Resource Recovery                                          5,123           0.0
                                                   -----------------------------
Total                                              $  13,170,240         100.0%
                                                   =============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $291,370 as of December 31, 2006, which represents 2.21% of the Fund's total assets.


                4 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker-dealer. The municipal bond is typically a fixed rate security. The broker-dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports . The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports . At December 31, 2006 municipal bond holdings with a value of $1,041,370 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $750,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2006, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                VALUE AS OF DECEMBER
PRINCIPAL AMOUNT     INVERSE FLOATER 1             COUPON 2        MATURITY                 31, 2006
-----------------------------------------------------------------------------------------------------
 $   250,000         VA Port Authority ROLs         7.420  %        7/1/36               $   291,370

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 3 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $2,320,359 at an average daily interest rate of 5.308%. The Fund had borrowings outstanding of $3,900,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $6,900,000 and $3,000,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $3,900,000. The Fund paid $1,900 in fees and $32,962 in interest during the period ended December 31, 2006.


                5 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      12,189,991
                                              ==================

Gross unrealized appreciation                 $         240,372
Gross unrealized depreciation                           (10,123)
                                              ------------------
Net unrealized appreciation                   $         230,249
                                              ==================

                6 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007